Financial Risks - Schedule of Sensitivity Analysis of Net Income and Shareholders' Equity (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Increase by 15% of USD currencies relative to Euro [member]
Disclosure of sensitivity analysis related to translation risk [line items]
Estimated approximate effects on net income	€ 43	€ (27)
Estimated approximate effects on shareholders' equity	734	769
Increase by 15% of GBP currencies relative to Euro [member]
Disclosure of sensitivity analysis related to translation risk [line items]
Estimated approximate effects on net income	8	(2)
Estimated approximate effects on shareholders' equity	264	264
Increase by 15% of non Euro currencies relative to Euro [member]
Disclosure of sensitivity analysis related to translation risk [line items]
Estimated approximate effects on net income	72	(49)
Estimated approximate effects on shareholders' equity	1,126	1,145
Decrease by 15% of USD currencies relative to Euro [member]
Disclosure of sensitivity analysis related to translation risk [line items]
Estimated approximate effects on net income	(31)	20
Estimated approximate effects on shareholders' equity	(543)	(569)
Decrease by 15% of GBP currencies relative to Euro [member]
Disclosure of sensitivity analysis related to translation risk [line items]
Estimated approximate effects on net income	(6)	2
Estimated approximate effects on shareholders' equity	(195)	(195)
Decrease by 15% of non Euro currencies relative to Euro [member]
Disclosure of sensitivity analysis related to translation risk [line items]
Estimated approximate effects on net income	(53)	36
Estimated approximate effects on shareholders' equity	€ (832)	€ (847)